Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
NOTE 13:- BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(81,511)	$(67,301)	$(56,400)
Preferred share accrued cumulative dividend rights	(17,473)	(13,664)	(5,795)

Total loss attributable to ordinary shares	$(98,984)	$(80,965)	$(62,195)

Denominator:
	16,514,910	15,524,845	15,039,814

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred
B-1
Shares, 28,216,005 Preferred C Shares, 2,699,114 Preferred
C-1
Shares and 8,470,758 options outstanding to purchase Ordinary Shares as of December 31, 2020.

b.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred
B-1
Shares, 28,216,005 Preferred C Shares and 7,834,282 options outstanding to purchase Ordinary Shares as of December 31, 2019.

c.	20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred B-1 Shares and 6,998,647 options outstanding to purchase Ordinary Shares as of December 31, 2018.